BUSINESS ACQUISITION - Allocation of the purchase prices for insignificant acquisition (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2018 USD ($)
Allocation of the purchase prices
Goodwill	$ 64,222	$ 75,021
Other insignificant acquisitions
Business Acquisition [Line Items]
Number of individually insignificant car dealerships acquired | item	11
Allocation of the purchase prices
Cash	$ 1,270
Capital injection receivable	10,946
Inventory	30,622
Goodwill	39,043
Noncontrolling interest	12,094
The purchase price comprised of:
Payments to Acquire Businesses, Gross	27,743
Business Combination, Consideration Transferred, Forgiveness of Financing Receivable	14,206
Business Combination, Consideration Transferred, Liabilities Incurred	27,330
Business Combination, Consideration Transferred	69,279
- Cash consideration	27,743
- Forgiveness of financing receivable	14,206
- Contingent consideration	27,330
Total	$ 69,279